Financial instruments and risk management (Details 4)	12 Months Ended
Dec. 31, 2025
Probable Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	14.90%
Probable Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	14.90%
Probable Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.26%
Probable Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.26%
Possible Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	18.63%
Possible Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	14.90%
Possible Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.26%
Possible Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.33%
Remote Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	22.35%
Remote Scenario [Member] | Interest Rate Of C D I [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	14.90%
Remote Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	4.26%
Remote Scenario [Member] | Interest Rate Of I P C A [Member] | Risk Of I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	6.39%